Schedule of Investments

March 31, 2026
(unaudited)
	Shares	Value (a)
Common Stocks — 99.3%
Energy — 83.1%
Energy Related — 0.0%
Eos Energy Enterprises, Inc. (b)	62,600	$310,496

Equipment & Services — 6.8%
Baker Hughes Company	225,900	13,791,195
Halliburton Company	344,853	13,445,818
SLB Ltd.	552,633	28,399,810
TechnipFMC plc	48,600	3,359,718
		58,996,541
Exploration & Production — 15.7%
APA Corporation	56,000	2,376,640
Chord Energy Corporation	225	31,991
ConocoPhillips	377,203	49,790,796
Coterra Energy Inc.	120,800	4,244,912
Devon Energy Corporation	372,400	18,739,168
Diamondback Energy, Inc.	74,200	14,676,018
EOG Resources, Inc.	141,367	20,437,427
EQT Corporation	223,900	14,248,996
Expand Energy Corporation	46,400	5,093,792
Texas Pacific Land Corporation	13,350	6,335,376
		135,975,116
Integrated Oil & Gas — 42.6%
Cenovus Energy Inc.	209,900	5,568,647
Chevron Corporation	614,724	127,186,396
Exxon Mobil Corporation	1,334,555	226,420,601
Occidental Petroleum Corporation	165,951	10,786,815
		369,962,459
Refining & Marketing — 8.4%
Marathon Petroleum Corporation	85,012	20,758,230
Phillips 66	155,475	28,324,435
Valero Energy Corporation	95,000	23,472,600
		72,555,265
Storage & Transportation — 9.6%
Kinder Morgan, Inc.	433,292	14,528,281
ONEOK, Inc.	141,800	12,817,302
Targa Resources Corp.	92,500	23,192,525
Williams Companies, Inc.	457,450	33,293,211
		83,831,319

Schedule of Investments (continued)

March 31, 2026
(unaudited)
	Shares	Value (a)
Materials — 16.2%
Chemicals — 8.2%
Air Products and Chemicals, Inc.	18,100	$5,257,869
Albemarle Corporation	7,200	1,292,616
CF Industries Holdings, Inc.	46,569	6,046,519
Corteva Inc.	57,945	4,850,576
Dow, Inc.	52,945	2,205,159
DuPont de Nemours, Inc.	78,626	3,601,071
Ecolab Inc.	31,400	8,353,028
International Flavors & Fragrances Inc.	20,206	1,465,945
Linde plc	53,700	26,622,312
LyondellBasell Industries N.V.	15,600	1,256,736
Mosaic Company	21,201	540,626
PPG Industries, Inc.	18,100	1,934,528
Sherwin-Williams Company	24,100	7,725,255
		71,152,240
Construction Materials — 2.0%
CRH public limited company	64,000	6,727,680
Martin Marietta Materials, Inc.	5,400	3,178,872
Vulcan Materials Company	27,700	7,542,710
		17,449,262
Containers & Packaging — 1.4%
Amcor plc	34,880	1,386,480
Avery Dennison Corporation	5,400	932,472
Ball Corporation	16,300	963,493
Crown Holdings, Inc.	29,600	2,967,400
International Paper Company	40,900	1,460,130
Packaging Corporation of America	12,700	2,695,194
Smurfit Westrock plc	41,300	1,645,805
		12,050,974
Metals & Mining — 4.6%
Cameco Corporation	18,000	1,954,980
Freeport-McMoRan, Inc.	233,200	13,707,496
Newmont Corporation	128,400	13,899,300
Nucor Corporation	52,000	8,793,200
Steel Dynamics, Inc.	11,026	1,984,680
		40,339,656
Total Common Stocks
(Cost $522,642,493)		862,623,328

Schedule of Investments (continued)

March 31, 2026
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class, 3.70% (c)	4,501,029	$4,501,029
Northern Institutional Funds Treasury Portfolio, Premier Class, 3.53% (c)	544,636	544,636
Total Short-Term Investments
(Cost $5,046,485)		5,045,665
Total — 99.9% of Net Assets
(Cost $527,688,978)		867,668,993
Other Assets Less Liabilities — 0.1%		738,397
Net Assets — 100.0%		$868,407,390

Total Return Swap Agreements — 0.1%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	APA Corporation (65,800 shares)	3/03/2027	$1,707,536	$1,073,685	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	State Street Energy Select Sector SPDR ETF (42,300 shares)	3/03/2027	(2,120,520)	—	(476,357)
Gross unrealized gain (loss) on open total return swap agreements					$1,073,685	$(476,357)
Net unrealized gain on open total return swap agreements (d)					$597,328

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(d)
Counterparty for all open total return swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.